Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The International Equity Fund

The EAFE Fund

The EAFE Choice Fund

The EAFE Pure Fund

The Emerging Markets Fund

The Asia Ex Japan Fund

The Global Alpha Equity Fund

The Long Term Global Growth Equity Fund

The U.S. Equity Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 1, 2017 to the prospectus dated April 29, 2016 (the “Prospectus”) and to the Statement of Additional Information dated April 29, 2016 (the “SAI”)

The following changes shall be effective as of May 1, 2017:

1. The Funds will no longer charge purchase or redemption fees.

2. All outstanding Class 1 shares of each Fund will be converted to Class 2 shares of the same Fund and each Fund will cease to have any Class 1 shares authorized or outstanding. Such conversion will be affected on the basis of the relative net asset values of the Class 2 and Class 1 shares involved in the conversion.

3. Class 2, Class 3, Class 4, and Class 5 shares (“Legacy Class Shares”) of each Fund will be closed to new investors. Shareholders of Legacy Class Shares in a Fund will be permitted to purchase additional Legacy Class Shares only of that Fund. Legacy Class Shares of one Fund will be exchangeable for the same class of Legacy Class Shares of any other Fund, without the imposition of any fee or other charge.

4.  The investment advisory fee paid by each Fund under the Amended and Restated Investment Advisory Agreement between Baillie Gifford Funds, on behalf of each Fund, and Baillie Gifford Overseas Limited will be subject to breakpoints as reflected in the table below. The investment advisory fee paid by each Fund will be calculated and will accrue daily as a percentage of the average daily net assets of each Fund and will be paid quarterly.

Fund	Total Net Assets of the Fund	Annual Advisory Fee Rate at Each Asset Level
The Asia Ex Japan Fund	$0 - $2 billion > $2 billion - $5 billion > $5 billion	0.55% 0.51% 0.49%
The EAFE Fund	$0 - $2 billion > $2 billion - $5 billion > $5 billion	0.35% 0.31% 0.29%
The EAFE Choice Fund	$0 - $2 billion > $2 billion - $5 billion > $5 billion	0.35% 0.31% 0.29%
The EAFE Pure Fund	$0 - $2 billion > $2 billion - $5 billion > $5 billion	0.35% 0.31% 0.29%

The Emerging Markets Fund	$0 - $2 billion > $2 billion - $5 billion > $5 billion	0.55% 0.51% 0.49%
The Global Alpha Equity Fund	$0 - $2 billion > $2 billion - $5 billion > $5 billion	0.40% 0.36% 0.34%
The International Equity Fund	$0 - $2 billion > $2 billion - $5 billion > $5 billion	0.35% 0.31% 0.29%
The Long Term Global Growth Equity Fund	$0 - $2 billion > $2 billion - $5 billion > $5 billion	0.45% 0.41% 0.39%
The U.S. Equity Growth Fund	$0 - $2 billion > $2 billion - $5 billion > $5 billion	0.33% 0.29% 0.27%